Charter National Life Insurance Company
8301 Maryland Avenue
St. Louis, Missouri 63105

May 19, 1997

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re: Charter National Variable Annuity Account
    File No. 33-22925

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (215)928-8688.


Sincerely,


________________________
/s/Karen M. Henneberg
Assistant Vice President